Earnings per share (Tables)	12 Months Ended
Mar. 31, 2015
Earnings per share
Schedule of computation of basic and diluted earnings per share

	Years ended March 31,
	2015		2014		2013
	Class A	Class B	Class A	Class B	Class A	Class B
	(In thousands US dollars, except share amounts and EPS)
Basic EPS
Numerator
Net income attributable to the Group	$24,963	$38,186	$8,921	$42,309	$991	$36,546

Denominator
Weighted average number of ordinary shares	12,962,222	19,828,489	5,595,292	26,534,063	782,721	28,879,975
Basic EPS
Net income attributable to the Group	$1.93	$1.93	$1.59	$1.59	$1.27	$1.27

Net income attributable to the Group	24,963	38,186	8,921	42,309	991	36,546
Realocation of net income as a result of conversion of Class B to Class A ordinary shares	38,186	—	42,309	—	36,546	—

Net income attributable to the Group	$63,149	$38,186	$51,230	$42,309	$37,537	$36,546

Denominator
Conversion of Class B to Class A shares	19,828,489	—	26,534,063	—	28,879,975	—
Stock option plans	321,042	321,042	113,133	113,133	573,188	573,188

Diluted weighted average number of ordinary shares outstanding	33,111,753	20,149,531	32,242,488	26,647,196	30,235,884	29,453,163

Diluted net income attributable to the Group per share	$1.91	$1.90	$1.59	$1.59	$1.24	$1.24